FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about financial instruments [abstract]
FINANCIAL INSTRUMENTS
NOTE 13: -	FINANCIAL INSTRUMENTS

a.	Classification of financial instruments by fair value hierarchy:

	December 31,
	2017	2016
	Level 2

Financial assets:

Marketable securities	$59,940	$71,738

   During 2017, there were no transfers due to the fair value measurement of any financial instrument to or from Levels 1, 2 and 3.

b.         Financial risk factors:

The Company's operations are exposed to various financial risks, such as market risk (foreign currency risk, price risk), credit risk, and liquidity risk. The Company's comprehensive risk management plan focuses on measures to minimize possible negative effects on the financial performance of the Company.

The Company's Board of Directors has provided guidelines for risk management, and specific policies for various risk exposures, such as foreign currency risk, interest-rate risk, credit risk, and the use of derivative financial instruments, non-derivative financial instruments, and excess-liquidity investments.

1.	Market Risk:

a)	Foreign currency risk:

The Company operates primarily in Israel, and has an exchange rate risk as it incurs fixed expenses in New Israel Shekels, which differs from its functional currency.

b)	Price risk:

The Company has investments in bonds, classified as financial instruments, which are measured at fair value through profit and loss. Accordingly, the Company is exposed to a risk from changes in the fair value of these investments.

2.	Credit Risk:

The Company holds cash and cash equivalents, short-term investments and other financial instruments with various financial institutions. Its policy is to spread its investments among various institutions. In accordance with this policy, the Company invests its funds with stable financial institutions.

The Company has no trade receivables balances past due, and accordingly has not recognized any provision for doubtful accounts.

3.	Liquidity Risk:

The following table presents the repayment dates of the Company's financial liabilities, by contractual terms, in nominal amounts (including interest payments):

Balance at December 31, 2017:

	Up to 1 year	1 year to 2 years	2 years to 3 years	3 years to 4 years	4 years to 5 years	Over 5 years	Total
Trade payables	$1,110	$-	$-	$-	$-	$-	$1,110
Other payables	2,934	-	-	-	-	-	2,934
Liabilities in respect of government grants	106	1,100	208	372	501	1,941	4,228

	$4,150	$1,100	$208	$372	$501	$1,941	$8,272

Balance at December 31, 2016:

	Up to 1 year	1 year to 2 years	2 years to 3 years	3 years to 4 years	4 years to 5 years	Over 5 years	Total
Trade payables	$1,330	$-	$-	$-	$-	$-	$1,330
Other payables	2,803	-	-	-	-	-	2,803
Liabilities in respect of government grants	179	712	513	481	598	1,576	4,059

	$4,312	$712	$513	$481	$598	$1,576	$8,192

c.	Fair Value:

The carrying amounts of cash and cash equivalents, short-term investments, other receivables, trade payables and other payables approximate their fair values due to the short-term maturities of such instruments.

The fair value of the liabilities in respect of government grants is measured using a discount rate that reflects the applicable market rate of interest at the date the grants are received which approximates the fair value at the respective balance sheet date. The fair value measurement is categorized into Level 3.

d.	Sensitivity tests relating to changes in market factors:

	December 31,
	2017		2016

Sensitivity test to changes in the USD/NIS exchange rate:

Gain (loss) from the change:
Increase of 5% in exchange rate		$133		$84
Decrease of 5% in exchange rate		$(133)		$(84)

Sensitivity test to changes in the market price of listed securities:

Gain (loss) from the change:
Increase of 5% in market price		$2,997		$3,587
Decrease of 5% in market price	$	(2,997)	$	(3,587)

Sensitivity tests and principal work assumptions:

The selected changes in the relevant risk variables were determined based on management's estimate as to reasonable possible changes in these risk variables.

e.	Hedging activities and derivatives:

Cash flow hedges:

As of December 31, 2014, the Company held NIS/USD forward contracts designated as hedges of expected future employee wages, for expected future payments to government authorities and to Israeli suppliers, and for rent payments. The main terms of these positions were set to match the terms of the hedged items.

Cash flow hedges of the expected employee wages, government authorities payments and rent payments in January-April 2015 were estimated as highly effective, and as result on December 31, 2014 other comprehensive loss in the amount of about $222, was recorded in equity in Accumulated other comprehensive loss.

As of December 31, 2015 there were no hedging contracts held by the Company.

As of December 31, 2016, the Company held NIS/USD forward contracts designated as hedges of expected future employee wages and for expected future payments to government authorities. The main terms of these positions were set to match the terms of the hedged items.

Cash flow hedges of the expected employee wages and government authorities payments in January-March 2017 were not estimated as highly effective, and as result on December 31, 2016 financing income in the amount of $7, was recorded in profit or loss.

As of December 31, 2017 there were no hedging contracts held by the Company.